Document and Entity Information	9 Months Ended
Mar. 31, 2021
Document And Entity Information
Entity Registrant Name	SCIENTIFIC INDUSTRIES INC
Entity Central Index Key	0000087802
Document Type	S-1/A
Document period end date	Mar. 31, 2021
Amendment Flag	true
Amendment Description	To make the document effective with a registration only and insert a signature in auditor's opinion.
Entity Incorporation, State or Country Code	DE
Is Entity Emerging Growth Company?	false
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Elected Not To Use the Extended Transition Period	false